Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Income Statement [Abstract]
Oil and natural gas sales		$ 357,216
Total Income		357,216
Operating Expenses
Operating	29,114	959,079
General and administrative	456,177	727,021
Depreciation, depletion and accretion	14,646	169,967
Total Expenses	499,937	1,856,067
Operating loss	(499,937)	(1,498,851)
Other (income) expenses
Interest and Other income	(73,928)	(5,057)
Interest and amortization of debt discount	676,266	740,138
Amortization of deferred financing cost	48,830	48,147
Foreign exchange loss		729
Change in fair value of derivative liabilities	2,500,550	(13,243,598)
Total other (income) expenses	3,151,718	(12,459,641)
Net Income (Loss)	(3,651,655)	10,960,790
Dividend - Convertible Preferred B Stock	62,398	36,162
Net income (loss) attributable to common stockholders	(3,714,053)	10,924,628
Comprehensive income (loss)
Net income (loss)	(3,651,655)	10,960,790
Foreign exchange translation	(3,836)
Total Comprehensive Income (Loss)	$ (3,655,491)	$ 10,960,790
Net Income (Loss) attributable to common stockholders per Common Share -
Basic	$ (0.26)	$ 0.78
Diluted	$ (0.26)	$ 0.08
Weighted Average Number of Common Shares Outstanding - Basic	14,078,947	14,078,947
Weighted Average Number of Common Shares Outstanding - Diluted	14,078,947	131,087,212